STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Number of Shares
Balance	1,700,000
Vested shares	$ (1,700,000)
Balance
Weighted Average Grant Price and Fair Value
Balance	$ 1.78
Vested shares	$ 1.78
Balance